Equity incentive plan (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of stock	$ 13.40	$ 4.08
Fir value of shares	$ 2,900	$ 700
Compensation costs	500	$ 500
Unrecognized compensation cost	$ 2,000
Weighted-average period	2 years 10 months 2 days
Number of shares awarded	0	203,750
Compensation cost	$ 7,200	$ 300